Condensed Consolidated Statements of Loss and Other Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Continuing operations
Other income	$ 567,809	$ 359,859
Foreign exchange (loss)/gain	(85,472)	913,268
Consultants and professional services expenses	(4,489,732)	(972,010)
Travel and entertainment	(163,985)	(146,805)
Directors’ fees	(464,583)	(688,768)
Share based payments to directors and management	(18,665,164)	(17,922,048)
Compliance and regulatory fees	(874,223)	(389,033)
Administration expenses	(151,224)	(165,589)
Promotion, IR and PR expenses	(1,181,496)	(182,589)
Insurance	(1,045,815)	(1,345,240)
Finance (cost)/income	(14,717,395)	157,639
Listing costs	(9,500,000)
Depreciation expense	(763)	(871)
Depreciation expense – leased assets	(5,491)	(5,098)
Share of net profits of associate	1,680	1,714
Gain on derecognition of warrants	10,872,829
Loss on extinguishment of liability	(326,000)
Exploration expenditure expensed		(238,309)
(Loss)/gain on fair value of warrants	(80,139,141)	1,590,162
Share of net profits of JV accounted for using the equity method	35,096	100,994
Other expenses	(42,222)	(3,730)
Loss before income tax	(120,375,292)	(18,936,454)
Income tax expense
Loss after tax	(120,375,292)	(18,936,454)
Other comprehensive income, net of income tax
Exchange differences on translation of foreign operations	(10,439)	(1,640,314)
Other comprehensive loss for the period, net of income tax	(10,439)	(1,640,314)
Total comprehensive loss for the period	$ (120,385,731)	$ (20,576,768)
Loss per share for the period
Basic loss per share (in Dollars per share)	$ (1.07)	$ (0.21)
Diluted loss per share (in Dollars per share)	$ (1.07)	$ (0.21)